UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  028-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Burson
Title:     Chief Compliance Office
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/   Amy Burson     Dallas, Texas/USA     April 20, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $830,922 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      257     2879 SH       SOLE                     2830        0       49
AUTOMATIC DATA PROCESSING IN   COM              053015103      221     4000 SH       SOLE                     4000        0        0
BECTON DICKINSON & CO          COM              075887109    39271   505743 SH       SOLE                   312649        0   193094
BERKLEY W R CORP               COM              084423102    32794   907913 SH       SOLE                   597322        0   310591
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      605     7450 SH       SOLE                     6850        0      600
CAMPBELL SOUP CO               COM              134429109    38491  1137106 SH       SOLE                   712849        0   424257
CENTRAL FD CDA LTD             CL A             153501101     7731   352224 SH       SOLE                    92879        0   259345
CHEVRON CORP NEW               COM              166764100      275     2567 SH       SOLE                     2500        0       67
CVS CAREMARK CORPORATION       COM              126650100    32848   733208 SH       SOLE                   500231        0   232977
DIAGEO P L C                   SPON ADR NEW     25243Q205      207     2145 SH       SOLE                     2145        0        0
DORCHESTER MINERALS LP         COM UNIT         25820R105      497    18947 SH       SOLE                     7855        0    11092
ENTERPRISE PRODS PARTNERS L    COM              293792107      528    10456 SH       SOLE                     9936        0      520
EXELON CORP                    COM              30161N101    54255  1383699 SH       SOLE                   891621        0   492078
EXXON MOBIL CORP               COM              30231G102    42931   494997 SH       SOLE                   307498        0   187499
FRANCE TELECOM                 SPONSORED ADR    35177Q105      833    56072 SH       SOLE                      820        0    55252
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     4173   284287 SH       SOLE                   172467        0   111820
ISHARES TR                     BARCLYS 1-3 YR   464287457      408     4835 SH       SOLE                     4835        0        0
JOHNSON & JOHNSON              COM              478160104    55078   835015 SH       SOLE                   531328        0   303687
KRAFT FOODS INC                CL A             50075N104    17527   461115 SH       SOLE                   305591        0   155524
MEDTRONIC INC                  COM              585055106    46828  1194899 SH       SOLE                   741991        0   452908
MICROSOFT CORP                 COM              594918104    61445  1904962 SH       SOLE                  1197370        0   707592
MOLSON COORS BREWING CO        CL B             60871R209    41095   908171 SH       SOLE                   615993        0   292178
NOVARTIS A G                   SPONSORED ADR    66987V109    49690   896770 SH       SOLE                   569388        0   327382
PAYCHEX INC                    COM              704326107    34280  1106178 SH       SOLE                   703753        0   402425
PEOPLES UNITED FINANCIAL INC   COM              712704105      914    69074 SH       SOLE                    11880        0    57194
PFIZER INC                     COM              717081103      298    13178 SH       SOLE                    12980        0      198
PROCTER & GAMBLE CO            COM              742718109    56839   845688 SH       SOLE                   560839        0   284849
RESEARCH IN MOTION LTD         COM              760975102      147    10000 SH       SOLE                        0        0    10000
SPECTRA ENERGY CORP            COM              847560109    23002   729081 SH       SOLE                   507200        0   221881
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104    22233  1539693 SH       SOLE                  1095943        0   443750
SYSCO CORP                     COM              871829107    37373  1251602 SH       SOLE                   778085        0   473517
TOTAL S A                      SPONSORED ADR    89151E109    37494   733456 SH       SOLE                   413457        0   319999
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      409     5055 SH       SOLE                     5055        0        0
WAL MART STORES INC            COM              931142103    41522   678470 SH       SOLE                   458279        0   220191
WASTE MGMT INC DEL             COM              94106L109      237     6782 SH       SOLE                     6660        0      122
WESTERN UN CO                  COM              959802109    34585  1965039 SH       SOLE                  1288330        0   676709
WEYERHAEUSER CO                COM              962166104     7802   355949 SH       SOLE                   257658        0    98291
XYLEM INC                      COM              98419M100     5799   208983 SH       SOLE                   170021        0    38962
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